Subsequent Events (Details) - USD ($)						1 Months Ended
	Sep. 12, 2022	Mar. 10, 2022	Jan. 04, 2022	Dec. 29, 2021	Jul. 07, 2021	Jul. 31, 2021	Jun. 30, 2022
Subsequent Events
Aggregate ADSs issued (in shares)					7,947,529
Placement agent warrants
Subsequent Events
Placement agent fees and expenses		$ 297,633
Registered Direct Offering
Subsequent Events
Aggregate ADSs issued (in shares)				4,311,019
Gross proceeds		$ 8,900,000		$ 6,000,000
Share issue price (in dollars per ADS)				$ 1.40
Warrants issued to purchase ADS (in shares).							2,327,948
Registered Direct Offering | Investor warrants
Subsequent Events
Warrants issued to purchase ADS (in shares).		3,720,409
Exercise price of warrants (in dollars per ADS)		$ 1.40
Registered Direct Offering | Placement agent warrants
Subsequent Events
Warrants issued to purchase ADS (in shares).			172,441
Exercise price of warrants (in dollars per ADS)		$ 1.50	$ 1.75
Placement agent fees and expenses		$ 774,320	$ 542,834
Private Placement
Subsequent Events
Warrants issued to purchase ADS (in shares).							398,384
Placement agent fees and expenses						$ 993,000
Private Placement | Investor warrants
Subsequent Events
Exercise price of warrants (in dollars per ADS)				$ 1.65
Private Placement | Placement agent warrants
Subsequent Events
Exercise price of warrants (in dollars per ADS)						$ 3.00
Subsequent Events. | Registered Direct Offering | Investor warrants
Subsequent Events
Exercise price of warrants (in dollars per ADS)	$ 0.85
Subsequent Events. | Registered Direct Offering | Placement agent warrants
Subsequent Events
Placement agent fees and expenses	$ 1,026,000
Subsequent Events. | Registered Direct Offering | Series A warrants
Subsequent Events
Expiration term of warrants	2 years
Subsequent Events. | Registered Direct Offering | Series B warrants
Subsequent Events
Expiration term of warrants	7 years
Subsequent Events. | Registered Direct Offering | American Depositary Share
Subsequent Events
Aggregate ADSs issued (in shares)	15,100,000
Share issue price (in dollars per ADS)	$ 0.85
Gross proceeds	$ 12,800,000
Subsequent Events. | Private Placement | American Depositary Share
Subsequent Events
Share issue price (in dollars per ADS)	$ 0.85
Subsequent Events. | Private Placement | American Depositary Share | Series A warrants
Subsequent Events
Warrants issued to purchase ADS (in shares).	15,100,000
Subsequent Events. | Private Placement | American Depositary Share | Series B warrants
Subsequent Events
Warrants issued to purchase ADS (in shares).	15,100,000